Segment Information	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Segment Information
Segment Information

Note 11. Segment Information

The Company’s measure of segment profit or loss is net earnings or loss. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The following table is representative of the significant expense categories regularly provided to the CODM when managing the Company’s single reporting segment.

	Nine months ended February 28,
(in thousands, except for per share data)	2026	2025
Expenses(1):
General and administrative expense(2)	$4,890	$4,785
Research and development(3)	10,652	4,460
Return of clinical expenses	—	(24,985)
Legal settlement loss	16,587	—
Stock-based compensation expense	807	1,013
Total operating expenses	32,936	(14,727)
Operating (loss) gain	(32,936)	14,727
Interest income	166	441
Interest on convertible notes	(1,934)	(3,469)
Amortization of discount on convertible notes	—	(348)
Standby equity purchase agreement commitment fee	(325)	—
Issuance costs for private placement of shares and warrants through placement agent (Note 5)	(1,628)	—
Legal settlement revaluation	3,842	—
Loss on induced conversion	—	(1,180)
Finance charges	(22)	(25)
Gain on restructuring of payables	—	407
Loss on derivatives	—	(852)
Segment net (loss) income	(32,837)	9,701
Reconciliation of profit or loss:
Adjustments or reconciling items	—	—
Consolidated net (loss) income	$(32,837)	$9,701

(1) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(2) General and administrative expense for the nine months ended February 28, 2026 and 2025 is net of approximately $0.3 million and $0.6 million, respectively, of stock-based compensation expense.

(3) Research and development expense for the the nine months ended February 28, 2026 and 2025 is net of approximately $0.5 million and $0.4 million, respectively, of stock-based compensation expense. During the nine months ended February 28, 2025, research and development expense included the return of $25.0 million of clinical expenses in the settlement of a dispute with Amarex. See Note 9, Commitments and Contingencies – Legal Proceedings – Settlement of Amarex Dispute in the audited financial statements for the year ended May 31, 2025 for additional discussion.

Note 12. Segment Information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance. The Company operates as a single reporting segment, focused on the clinical development of leronlimab. The Company’s measure of segment profit or loss is net earnings or loss. The measure of segment assets is reported on the consolidated balance sheets as total assets. The CODM is the chief executive officer (“CEO”). The CODM manages and allocates resources to the operations of the Company on a total company basis. Managing and allocating resources on a consolidated basis enables the CEO to assess the overall level of resources available and how to best deploy these resources across research and development projects that are in line with the Company’s long-term strategic goals. Consistent with this decision-making process, the CEO uses consolidated financial information for purposes of evaluating performance, forecasting future period financial results, allocating resources and setting incentive targets. Operating expenses are used to monitor budget versus actual results. The monitoring of budgeted versus actual results are used in assessing performance of the segment.

The following table is representative of the significant expense categories regularly provided to the CODM when managing the Company’s single reporting segment. A reconciliation to the consolidated net income (loss) for the years ended May 31, 2025, and 2024 is included at the bottom of the table below.

	Years ended May 31,
(in thousands, except for per share data)	2025	2024
Expenses(1):
General and administrative expense(2)	$6,434	$8,403
Research and development(3)	7,278	7,240
Return of clinical expenses	(24,985)	—
Stock-based compensation expense	1,612	2,415
Operating gain (loss)	9,661	(18,058)

Interest income	565	217
Interest on convertible notes	(4,424)	(4,659)
Amortization of discount on convertible notes	(407)	(1,076)
Amortization of debt issuance costs	—	(572)
Issuance costs for private placement of shares and warrants through placement agent	—	(2,819)
Loss on induced conversion	(1,180)	(6,680)
Finance charges	(25)	(2,584)
Loss on note extinguishment	—	(13,374)
Gain on restructuring of payables	407	—
Loss on derivatives	(852)	(236)
Provision (benefit) for income taxes	—	—
Segment net income (loss)	3,745	(49,841)
Reconciliation of profit or loss:
Adjustments or reconciling items	—	—
Consolidated net income (loss)	3,745	(49,841)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(2) General and administrative expense for the years ended May 31, 2025, and 2024 is net of $0.8 million and $2.4 million of stock-based compensation expense, respectively.

(3) Research and development expense for the year ended May 31, 2025 is net of $0.8 million of stock-based compensation expense. No stock-based compensation was part of research and development expense for the year ended May 31, 2024. For the year ended May 31, 2025, research and development expense is net of $25.0 million return of clinical expenses due to the settlement with Amarex. See Note 9, Commitments and Contingencies – Legal Proceedings – Settlement of Amarex Dispute for additional discussion.